Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 12	₨ 8	₨ 7
Total	38,858	36,299	33,802
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	627	803	684
Contributions to defined contribution plans	30	34	34
Commission to directors	305	301	298
Share-based payments expense	214	259	165
Total	₨ 1,176	₨ 1,397	₨ 1,181